UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY             New York, New York            5/15/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              17
                                               -------------

Form 13F Information Table Value Total:         $  28,879
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM        950587105     9,654    1,919,315     SH           Defined         1,2,3        1,919,315

Heinz HJ Co.                COM        423074103     5,213      157,668     SH           Defined         1,2,3          157,668

Chemtura Corp.              COM        163893100        15      307,098     SH           Defined         1,2,3          307,098

Tiffany & Co. NEW           COM        886547108     4,411      204,603     SH           Defined         1,2,3          204,603

Kraft Foods Inc.            CL A       50075N104     4,814      215,951     SH           Defined         1,2,3          215,951

Trian Acquisition I Corp.   COM        89582E108     1,006      108,098     SH           Defined         1,2,3          108,098

Trian Acquisition I Corp.   W Exp      89582E116       510       54,884     SH           Defined         1,2,3           54,884
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207       142       15,025     SH           Defined         1,2,3           15,025
                            99/99/9999

Philip Morris Intl Inc.     COM        718172109       869       24,412     SH           Defined         1,2,3           24,412

Lorillard Inc.              COM        544147101       428        6,935     SH           Defined         1,2,3            6,935

Dr Pepper Snapple
   Group Inc.               COM        26138E109     1,494       88,351     SH           Defined         1,2,3           88,351

Stoneleigh Partners
   Acqus Co                 COM        861923100         2          297     SH           Defined         1,2,3              297

SP Acquisition Holdings Inc COM        78470A104         5          496     SH           Defined         1,2,3              496

Legg Mason Inc.             COM        524901105       297       18,704     SH           Defined         1,2,3           18,704

Sapphire Industrials Corp   COM        80306T109         7          731     SH           Defined         1,2,3              731

Global Consumer Acqst Corp  COM        378983100         4          403     SH           Defined         1,2,3              403

Alternative Asset
   Mgmt Acqu                COM        02149U101         8          859     SH           Defined         1,2,3              859
